COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
6.	COMMITMENTS AND CONTINGENCIES

Leases

Capricor leases space for its corporate offices pursuant to a lease that is effective for a two year period beginning July 1, 2013. The monthly payment is $16,620 per month for the first twelve months of the term and will increase to $17,285 per month for the second twelve months of the term. Capricor also leases research facilities from Cedars-Sinai Medical Center (“CSMC”), a shareholder of the Company, currently on a month-to-month basis.

Total rent expense to unrelated parties for the three months ended March 31, 2014 and 2013 and for the period from July 5, 2005 (inception) through March 31, 2014 was $49,860, $26,940 and $266,178, respectively. Total rent expense to the related party for the three months ended March 31, 2014 and 2013 and for the period from July 5, 2005 (inception) through March 31, 2014 was $13,662, $13,662 and $336,996, respectively.

Legal Contingencies

Periodically the Company may become involved in certain legal actions and claims arising in the ordinary course of business. There were no material legal actions or claims reported at March 31, 2014.

6.	COMMITMENTS AND CONTINGENCIES

Leases

Capricor leases space for its corporate offices pursuant to a lease effective for a two year period beginning July 1, 2013. The monthly payment will be $16,620 per month for the first twelve months of the term, and will increase to $17,285 per month for the second twelve months of the term. Capricor, Inc. also leases research facilities from Cedars-Sinai Medical Center, a shareholder of the Company, currently on a month-to-month basis.

Total rent expense to unrelated parties for the year ended December 31, 2013 and 2012 and for the period from July 5, 2005 (inception) through December 31, 2013 was $154,536, $61,782 and $216,318, respectively. Total rent expense to the related party for the year ended December 31, 2013 and 2012 and for the period from July 5, 2005 (inception) through December 31, 2013 was $54,648, $54,648, and $323,334, respectively.

Legal Contingencies

Periodically the Company may become involved in certain legal actions and claims arising in the ordinary course of business. There were no legal actions or claims reported at December 31, 2013.